SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES - Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Dams [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	115
Penstocks [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	60
Powerhouses [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	115
Hydroelectric Generating Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	115
Wind Generating Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	41
Solar Generating units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	30
Cogeneration Units [Member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40
Other assets [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	60
Buildings [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	75
Buildings [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50
Transmission stations, towers and related fixtures [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40
Leasehold improvements [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50
Leasehold improvements [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40
Plant and equipment [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40
Network Systems [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	65
Rail And Transport Assets [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40
District energy systems [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50
Gas storage assets [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	50
Machinery And Equipment1 [Member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	20
Ships [member] | Private Equity
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	35
Hospitality Assets [Member] | Buildings [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	60
Hospitality Assets [Member] | Land improvements [Member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15
Hospitality Assets [Member] | Furniture, fixtures and equipment | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	15